UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 10608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1.	Reports to Stockholders.

Board of Managers

The Accumulation Fund

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Semi-Annual Report

June 30, 2004

TO OUR CONTRACT OWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

In the first half of 2004, we think stocks were caught in a tug-of-war between positive fundamentals and negative investor sentiment. We saw improvement in most economic measures of the U. S. economy – fundamental factors such as employment, consumer spending, and corporate capital expendures. In addition, corporate earnings, which in our experience have been the most consistent engine of stock market growth, appeared to us to be in the midst of a solid upward cycle. For the most part, however, these positive fundamentals were not reflected in stock prices, which climbed only modestly in the first half of the year.

We believe the key factor holding back equity markets was investor concern about geopolitical instability. The March 2004 train bombings in Spain brought geopolitical concerns back to the forefront of investors’ minds, and subsequent events in Iraq and Saudi Arabia made the world look less stable to investors. The economic issue was, and at mid-year remained, investors’ concern that geopolitics could constrict oil supplies, cause oil prices to spike, and potentially slow down the global recovery. While we would allow that these geopolitical concerns have validity, our experience has been that, over the longer term, positive market fundamentals have usually outweighed shorter-term negative events.

Stock valuations became more attractive, in our opinion, in the first six months of 2004. Last year, many market watchers expressed concern that valuations (stock prices in relation to factors such as earnings and cash flow growth) had become higher than long-term averages. In our view, stock valuations became more attractive in the first half of 2004 as prices stagnated while earnings and other fundamental factors improved. It could be argued, we believe, that an environment of improving fundamentals and negative investor sentiment represents an attractive long-term buying opportunity.

Against the backdrop, among large cap U. S. growth stocks, later stage cyclicals (that is, companies that usually perform well after the economic rebound is underway) industrials, energy, and transportation performed well while financial services, advertising-sensitive, and semiconductor names lagged. The portfolio performed in-line with the Russell 1000 Growth Index during the first half of 2004. The top three sectors that contributed to performance were utilities and communications, retailing, and special products and services. The sectors that detracted the most were leisure and health care.

The portfolio’s philosophy and approach remain consistent. We continue to work closely with our team of fundamental research analysts to identify companies capable of delivering and sustaining above average earnings growth.

Sincerely,

/s/	Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers The Paul Revere Variable Annuity Contract Accumulation Fund

The Paul Revere Variable Annuity Contract Accumulation Fund

Financial Statements

(Unaudited)

June 30, 2004

Statements of Assets and Liabilities

(Unaudited)

	June 30, 2004
	Series Q (Qualified)	Series N (Non-Qualified)
ASSETS
Investments in securities at market value
(Cost: Series Q - $8,846,734)
(Cost: Series N - $1,593,122)
(see Schedule of Investments)	$9,405,446	$1,681,549
Cash	70	31,689
Dividends and interest receivable	5,736	1,027
Receivable from The Paul Revere Variable Annuity Insurance Company	282	71
Receivable for investments sold	195,418	11,778

Total assets	9,606,952	1,726,114

LIABILITIES
Payable for investments purchased	103,585	23,371
Payable to The Paul Revere Variable Annuity Insurance Company	32,982	6,628

Total liabilities	136,567	29,999

TOTAL NET ASSETS	$9,470,385	$1,696,115

CONTRACT OWNERS’ EQUITY
Deferred contracts terminable by owner	$7,368,818	$872,874
Currently payable contracts	2,101,567	823,241

Total net assets	$9,470,385	$1,696,115

ACCUMULATION UNITS OUTSTANDING	813,676	151,158

NET ASSET VALUE PER ACCUMULATION UNIT	$11.639	$11.221

Statements of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2004 Series Q (Qualified)	Year Ended December 31, 2003 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(35,970)	$(66,003)
Net realized gain on investments	380,174	69,435
Net increase (decrease) in unrealized appreciation of investments	(221,083)	1,831,411

Increase in net assets from operations	123,121	1,834,843
Contract receipts:
Gross purchase payments received	—	6,459
Deductions from purchase payments	—	201

Net purchase payments received	—	6,258
Payments to contract owners:
Annuity payments to contract owners	129,955	250,445
Terminations and withdrawals to contract owners	11,024	85,113

Total payments to contract owners	140,979	335,558

Net contract payments to contract owners	(140,979)	(329,300)

Total increase (decrease) in net assets	(17,858)	1,505,543
NET ASSETS
Beginning of period	9,488,243	7,982,700

End of period	$9,470,385	$9,488,243

	Six Months Ended June 30, 2004 Series N (Non-Qualified)	Year Ended December 31, 2003 Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(8,625)	$(17,684)
Net realized gains on investments	61,044	22,977
Net increase (decrease) in unrealized appreciation of investments	(39,012)	331,245

Increase in net assets from operations	13,407	336,538
Payments to contract owners:
Annuity payments to contract owners	26,685	64,419
Terminations and withdrawals to contract owners	25,753	528

Total payments to contract owners	52,438	64,498

Net contract payments to contract owners	(52,438)	(64,498)

Total increase (decrease) in net assets	(39,031)	271,590
NET ASSETS
Beginning of period	1,735,146	1,463,556

End of period	$1,696,115	$1,735,146

See accompanying notes to financial statements.

Statements of Operations

(Unaudited)

Six Months Ended June 30, 2004 Series Q (Qualified)
INVESTMENT LOSS
Income:
Dividends	$35,244
Interest	5,612

Total income	40,856

Expenses:
Mortality and expense risk fees	47,084
Investment management and advisory service fees	23,542
Professional services	6,200

Total expenses	76,826

Net investment loss	(35,970)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold	380,174
Net decrease in unrealized appreciation of investments	(221,083)

Net realized and unrealized gain on investments	159,091

Increase in net assets from operations	$123,121

Six Months Ended June 30, 2004 Series N (Non-Qualified)
INVESTMENT LOSS
Income:
Dividends	$6,328
Interest	1,538

Total income	7,866

Expenses:
Mortality and expense risk fees	8,514
Investment management and advisory service fees	4,257
Professional services	3,720

Total expenses	16,491

Net investment loss	(8,625)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gains on investments sold	61,044
Net decrease in unrealized appreciation of investments	(39,012)

Net realized and unrealized gain on investments	22,032

Increase in net assets from operations	$13,407

See accompanying notes to financial statements.

Schedule of Investments

June 30, 2004

(Unaudited)

	Number of Shares	Series Q (Qualified)		% of Net Assets	Number of Shares	Series N (Non –Qualified)		% of Net Assets
Securities of Unaffiliated Companies		Cost	Market Value			Cost	Market Value
Common Stocks
Aerospace / Defense
Lockheed Martin Corporation	2,300	$117,517	$119,784	1.26%	400	$20,463	$20,832	1.23%

Agriculture
Monsanto Company	1,500	53,030	57,750	0.61%	300	10,562	11,550	0.68%

Apparel
NIKE, Inc. Class B	1,100	74,089	83,325		200	13,503	15,150
Reebok International Ltd.	1,800	65,431	64,764		300	10,909	10,794

		139,520	148,089	1.56%		24,412	25,944

Beverages
PepsiCo, Inc.	2,790	124,690	150,325	1.59%	450	20,335	24,246	1.43%

Broadcasting & Media
Clear Channel Communications, Inc. *	2,760	105,599	101,982		500	19,907	18,475
Comcast Corporation Class A *	4,700	145,942	131,741		900	28,185	25,227
Cox Communications, Inc. *	2,800	89,887	77,812		500	15,975	13,895
EchoStar Communications Corporation	2,000	69,097	61,500		400	13,727	12,300
Fox Entertainment Group, Inc. Class A *	400	11,629	10,680		100	2,913	2,670
Getty Images, Inc. *	1,000	57,164	60,000		200	11,740	12,000
Time Warner, Inc.	3,100	53,829	54,498		540	9,347	9,493
Viacom, Inc. Class B *	3,110	124,587	111,089		596	24,721	21,289

		657,734	609,302	6.43%		126,515	115,349	6.80%

Business Services
Lamar Advertising Company *	660	22,083	28,611	0.30%	80	2,678	3,468	0.20%

Computer – Systems & Services
Akamai Technologies, Inc. *	4,900	73,965	87,955		800	12,073	14,360
Dell, Inc. *	5,830	171,799	208,831		980	30,438	35,104
eBay, Inc. *	1,600	91,372	147,120		300	19,298	27,585
Fiserv, Inc. *	2,200	84,602	85,558		400	15,398	15,556
International Business Machines Corporation	2,080	169,965	183,352		390	31,550	34,379
Lexmark International, Inc. *	800	75,361	77,224		100	9,470	9,653
Microsoft Corporation	15,780	417,025	450,677		2,800	74,146	79,967
Network Appliance, Inc. *	900	19,284	19,377		200	4,285	4,306
Oracle Corporation *	3,840	41,136	45,811		650	7,021	7,755
Red Hat, Inc. *	3,100	67,351	71,207		600	13,126	13,782
Symantec Corporation *	2,500	113,063	109,450		400	17,985	17,512
VERITAS Software Corporation *	4,565	137,461	126,450		850	25,525	22,714
Yahoo!, Inc. *	3,300	88,626	119,889		600	15,936	21,798

		1,551,010	1,732,901	18.30%		276,251	304,471	17.95%

Consumer Goods & Services
Avon Products, Inc.	1,560	39,496	71,978		240	6,158	11,074
Colgate-Palmolive Company	900	49,556	52,605		200	11,026	11,690
IAC/InterActiveCorp *	2,300	75,888	69,322		400	13,214	12,056

		164,940	193,905	2.05%		30,398	34,820	2.05%

Education
Apollo Group, Inc. *	700	45,248	61,803		100	6,341	8,829
Career Education Corporation *	1,200	53,373	54,672		200	9,526	9,112

		107,051	116,475	1.23%		15,867	17,941	1.06%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2004

(Unaudited)

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non -Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Electrical Equipment
General Electric Company	10,393	309,202	336,733	3.56%	1,820	54,409	58,968	3.48%

Electronics
Emerson Electric Company	1,300	80,484	82,615		200	12,288	12,710
Waters Corporation	2,200	86,966	105,116		400	16,108	19,112

		167,450	187,731	1.98%		28,396	31,822	1.87%

Financial Institutions
American Express Company	3,300	152,703	169,554		600	28,427	30,828
Citigroup, Inc.	3,624	149,878	168,516		596	25,552	27,714
Goldman Sachs Group, Inc.	810	61,751	76,270		180	13,717	16,949
MBNA Corporation	2,100	51,102	54,159		400	9,758	10,316
Merrill Lynch & Company, Inc.	1,480	73,619	79,890		270	11,919	14,575

		489,053	548,389	5.79%		89,373	100,382	5.92%

Food
Outback Steakhouse, Inc.	1,300	51,874	53,768	0.57%	200	7,428	8,272	0.49%

Insurance
ACE Ltd. ADR	1,990	73,509	84,137		360	12,401	15,221
American International Group, Inc.	3,000	183,701	213,840		500	30,649	35,640
Hartford Financial Services Group, Inc.	1,200	78,609	82,488		200	13,114	13,748

		335,819	380,465	4.02%		56,164	64,609	3.81%

Leisure & Tourism
Carnival Corporation	3,200	143,582	150,400		600	26,990	28,200
Harley-Davidson, Inc.	900	51,874	55,746		200	11,527	12,388
Southwest Airlines Company	5,300	84,128	88,881		1,000	15,883	16,770

		279,584	295,027	3.12%		54,400	57,358	3.38%

Machinery
Caterpillar, Inc.	1,100	83,251	87,384	0.92%	200	15,095	15,888	0.94%

Manufacturing
Illinois Tool Works, Inc.	800	62,179	76,712	0.81%	150	11,951	14,384	0.85%

Medical & Health Products
Abbott Laboratories	4,300	173,790	175,268		800	32,584	32,608
Amgen, Inc. *	3,080	156,858	168,076		550	29,127	30,014
C. R. Bard, Inc.	1,800	99,409	101,970		300	16,645	16,995
Celgene Corporation *	800	45,845	45,808		100	5,698	5,726
Eli Lilly and Company	2,100	150,690	146,811		400	28,713	27,964
Genentech, Inc. *	600	10,549	33,720		140	2,461	7,868
Genzyme Corp. *	3,600	175,073	170,388		700	34,186	33,131
Gilead Sciences, Inc. *	2,600	148,855	174,200		500	28,989	33,500
Guidant Corporation	1,100	51,573	61,468		200	9,392	11,176
Johnson & Johnson	6,460	346,723	359,822		1,150	61,575	64,055
Medtronic, Inc.	3,750	178,137	182,700		680	33,049	33,129
Pfizer, Inc.	7,360	233,889	252,301		1,350	43,808	46,278
Wyeth	3,500	152,007	126,560		600	26,246	21,696

		1,923,398	1,999,092	21.11%		352,473	364,140	21.47%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2004

(Unaudited)

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non - Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Semiconductors
Analog Devices, Inc.	3,570	127,205	168,076		620	22,668	29,190
Intel Corporation	6,180	157,741	170,568		1,120	28,381	30,912
Linear Technology Corporation	1,310	42,793	51,706		250	8,269	9,867
Maximum Integrated Products	1,040	45,113	54,517		170	6,557	8,911
Novellus Systems, Inc. *	1,750	64,792	55,020		320	11,399	10,061
Texas Instruments, Inc.	4,730	124,748	114,371		890	23,933	21,520
Xilinx, Inc	2,400	70,553	79,944		400	12,091	13,324

		632,945	694,202	7.33%		113,298	123,785	7.30%

Stores
Best Buy Company, Inc.	2,100	111,952	106,554		400	21,298	20,296
CVS Corporation	3,400	123,132	142,868		600	21,685	25,212
Coach, Inc.	800	29,853	36,152		100	3,799	4,519
Kohl’s Corporation *	2,970	154,841	125,572		560	28,655	23,677
Lowe’s Companies, Inc.	1,600	87,481	84,080		300	16,414	15,765
Pacific Sunwear of California *	2,900	68,051	56,753		500	11,959	9,785
Petsmart, Inc.	2,300	63,643	74,635		400	11,094	12,980
Target Corporation	4,230	164,276	179,648		800	31,225	33,976

		803,229	806,262	8.51%		146,129	146,210	8.62%

Telecommunications
Adtran, Inc.	2,900	90,398	96,773		500	15,702	16,685
Andrew Corporation *	4,100	68,980	82,041		700	11,796	14,007
Cisco Systems, Inc. *	15,140	405,436	358,818		2,730	72,768	64,700
Corning, Inc. *	5,500	64,543	71,830		1,000	11,721	13,060
Sprint Corporation-FON Group	3,800	50,066	66,880		700	9,279	12,320

		679,423	676,342	7.14%		121,266	120,772	7.12%

Transportation
FedEx Corporation	1,300	98,182	106,197	1.12%	200	15,259	16,338	0.96%

Total Investments		$8,846,734	$9,405,446	99.31%		$1,593,122	$1,681,549	99.14%

Other Assets Less Liabilities			64,939	0.69%			14,566	0.86%

Total Net Assets			$9,470,385	100.00%			$1,696,115	100.00%

*	Non – income producing security

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios

(Unaudited)

	Six Months Ended June 30, 2004	Years Ended December 31,
		2003	2002	2001	2000
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.050	$0.093	$0.099	$0.094	$0.117
Expenses	0.094	0.172	0.180	0.226	0.374

Net investment loss	(0.044)	(0.079)	(0.081)	(0.132)	(0.257)
Net realized and unrealized gains (losses) on investments	0.195	2.272	(4.481)	(4.577)	(1.398)

Net increase (decrease) in net asset value	0.151	2.193	(4.562)	(4.709)	(1.655)
Accumulation unit net asset value:
Beginning of period	11.488	9.295	13.857	18.566	20.221

End of period	$11.639	$11.488	$9.295	$13.857	$18.566

Series N (Non-Qualified)
Investment income	$0.053	$0.087	$0.094	$0.090	$0.094
Expenses	0.111	0.199	0.204	0.251	0.397

Net investment loss	(0.058)	(0.112)	(0.110)	(0.161)	(0.303)
Net realized and unrealized gains (losses) on investments	0.148	2.241	(4.563)	(5.177)	(1.498)

Net increase (decrease) in net asset value	0.090	2.129	(4.673)	(5.338)	(1.801)
Accumulation unit net asset value:
Beginning of period	11.131	9.002	13.675	19.013	20.814

End of period	$11.221	$11.131	$9.002	$13.675	$19.013

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the period.

	Six Months Ended June 30, 2004		Years Ended December 31,
			2003	2002	2001	2000
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation fund balance	1.63	%*	1.67%	1.63%	1.55%	1.57%
Net investment loss to average accumulation fund balance	(0.76	%)*	(0.77%)	(0.73%)	(0.90%)	(1.08%)
Portfolio turnover rate	42%		83%	102%	79%	102%
Accumulation units outstanding at the end of the period (in thousands)	814		826	859	925	1,187
Series N (Non-Qualified)
Operating expenses to average accumulation fund balance	1.94	%*	2.00%	1.91%	1.70%	1.64%
Net investment loss to average accumulation fund balance	(1.01	%)*	(1.12%)	(1.03%)	(1.09%)	(1.25%)
Portfolio turnover rate	41%		83%	104%	78%	101%
Accumulation units outstanding at the end of the period (in thousands)	151		156	163	182	263

*	Annualized

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios (continued)

(Unaudited)

	Years Ended December 31,
	1999	1998	1997	1996	1995
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.094	$0.116	$0.177	$0.153	$0.119
Expenses	0.277	0.202	0.159	0.133	0.096

Net investment income (loss)	(0.183)	(0.086)	0.018	0.020	0.023
Net realized and unrealized gains (losses) on investments	5.280	3.836	2.723	1.551	1.711

Net increase (decrease) in net asset value	5.097	3.750	2.741	1.571	1.734
Accumulation unit net asset value:
Beginning of year	15.124	11.374	8.633	7.062	5.328

End of year	$20.221	$15.124	$11.374	$8.633	$7.062

Series N (Non-Qualified)
Investment income	$0.083	$0.096	$0.135	$0.137	$0.117
Expenses	0.296	0.212	0.166	0.134	0.109

Net investment income (loss)	(0.213)	(0.116)	(0.031)	0.003	0.008
Net realized and unrealized gains (losses) on investments	5.894	3.891	2.660	1.459	1.769

Net increase (decrease) in net asset value	5.681	3.775	2.629	1.462	1.777
Accumulation unit net asset value:
Beginning of year	15.133	11.358	8.729	7.267	5.490

End of year	$20.814	$15.133	$11.358	$8.729	$7.267

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

	Years Ended December 31,
	1999	1998	1997	1996	1995
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation fund balance	1.56%	1.57%	1.59%	1.57%	1.55%
Net investment income (loss) to average accumulation fund balance	(1.03%)	(0.67%)	0.18%	0.24%	0.38%
Portfolio turnover rate	98%	143%	130%	78%	64%
Accumulation units outstanding at the end of the year (in thousands)	1,385	1,715	1,887	2,093	5,491
Series N (Non-Qualified)
Operating expenses to average accumulation fund balance	1.62%	1.63%	1.67%	1.69%	1.71%
Net investment income (loss) to average accumulation fund balance	(1.16%)	(0.90%)	(0.31%)	0.04%	0.13%
Portfolio turnover rate	103%	143%	139%	94%	67%
Accumulation units outstanding at the end of the year (in thousands)	342	475	530	566	586

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at June 30, 2004, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

5.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
June 30, 2004	$3,960,505	$4,133,670	$696,316	$768,916
December 31, 2003	$6,934,164	$7,071,940	$1,276,070	$1,347,273

At June 30, 2004, net unrealized appreciation of investments in Series Q, amounting to $558,712, consisted of unrealized gains of $783,387 and unrealized losses of $224,675, net unrealized appreciation of investments in Series N, amounting to $88,427, consisted of unrealized gains of $131,950 and unrealized losses of $43,523.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Units outstanding at beginning of period	825,922	858,770
Units credited to contracts:
Net purchase payments	—	729
Units withdrawn from contracts:
Annuity payments	11,277	24,269
Terminations and withdrawals	968	9,308

Net units withdrawn	12,245	33,577

Contract units withdrawn in excess of units credited	(12,245)	(32,848)

Units outstanding at end of period	813,677	825,922

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

7.	Accumulation units (continued)

	Series N (Non-Qualified)
	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Units outstanding at beginning of period	155,878	162,573
Units withdrawn from contracts:
Annuity payments	2,394	6,634
Terminations and withdrawals	2,326	61

Net units withdrawn	4,720	6,695

Contract units withdrawn in excess of units credited	(4,720)	(6,695)

Units outstanding at end of period	151,158	155,878

Item 2.	Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3.	Audit Committee Financial Expert.

The Fund has assets of under $10 million. It has no audit committee and no audit committee financial expert. The Board of Managers of the Fund consists of independent directors that control 3/5 of the Board. The Board receives quarterly reports on the transactions in the Fund. Because of the nature of the Fund’s business there are no sensitive accounting estimates used in preparation of the financial statements of the Fund.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments. [Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. [Reserved]

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 11.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(a) Code of Ethics that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(b) Certification filed pursuant to Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(c) Certification furnished pursuant to Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 30, 2004.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 30, 2004.